Description of Business (Details Narrative) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Nov. 15, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Number of Vessels owned			65
Weighted Average Age Capacity			14 years 10 months 24 days
La Tour Containership [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels sold		1
Year Build		2001
Capacity in TEUs		2,272
Seven Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased	7
Capacity in TEUs	6,000
Aggregate purchase price	$ 116,000
Date of Delivery			Six vessels were delivered in May 2021 and the seventh vessel in July 2021.
Seven Vessels [Member] | Minimum [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Lease Contract	36 months
Twelve Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		12
Aggregate purchase price		$ 233,890
Date of Delivery			The Twelve Vessels were delivered in July 2021
Four Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		4
Capacity in TEUs		5,470
Aggregate purchase price		$ 148,000
Lease Contract		3 years
Date of Delivery			Three vessels were delivered in September 2021 and the fourth vessel in October 2021
Four Vessels [Member] | Minimum [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Lease Contract		3 months
Four Vessels [Member] | Maximum [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Lease Contract		25 months
Poseidon Transaction [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased					20
Poseidon Transaction [Member] | Argos [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels sold				1